UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4978
                                                     ---------------------

                            Columbia Funds Trust XI
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end: September 30, 2004
                                           ------------------

                  Date of reporting period: March 31, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    COLUMBIA
                                 YOUNG INVESTOR
                                      FUND

                                SEMIANNUAL REPORT
                                 MARCH 31, 2004

logo: Columbia Funds
                                  COLUMBIAFUNDS

                      A Member of Columbia Management Group

Table of Contents

Fund Profile .................................... 1

Performance Information ......................... 2

Economic Update ................................. 3

Portfolio Managers' Report ...................... 4

Financial Statements ............................ 6

   Investment Portfolio ......................... 7

   Statement of Assets and Liabilities ..........12

   Statement of Operations ......................13

   Statements of Changes in Net Assets ..........14

   Notes to Financial Statements ................15

   Financial Highlights .........................20

Important Information
About This Report ...............................24

Columbia Funds ..................................25

Activity Pages .................................. I

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Not FDIC Insured
May Lose Value
No Bank Guarantee

TO OUR FELLOW SHAREHOLDERS

                                                    Columbia Young Investor Fund

DEAR SHAREHOLDER:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you.

There are no immediate changes planned for fund names or customer service contacts. As always, we will provide you with updates at www.columbiafunds.com or through other communications, such as newsletters and shareholder reports.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC. This action reflects our full cooperation with the investigation and our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia fund shares.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

o appointed a chief compliance officer of the Columbia funds, who reports directly to each fund's audit committee. Trustees were also assigned to four separate investment oversight committees, each dedicated to monitoring performance of individual funds.

o voted to double the required investment by each trustee in the Columbia funds -- to further align the interests of the trustees with those of our fund shareholders. At the same time, new policies were instituted requiring all investment personnel and trustees to hold their Columbia fund shares for a minimum of one year (unless extraordinary circumstances warrant an exception to be granted by senior executives of the advisor for investment personnel and by a designated committee for the board).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,

/s/ Thomas C. Theobald                      /s/ J. Kevin Connaughton

Thomas C. Theobald                          J. Kevin Connaughton
Chairman, Board of Trustees                 President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

Summary

o For the six-month period ended March 31, 2004, the fund's class A shares returned 12.89% without sales charge.

o The fund's return was lower than the Russell 3000 Index. It also trailed its peer group, the Morningstar(R) Large Blend Category.

o The fund's investments in small- and mid-cap stocks and in value stocks helped the fund to a double-digit return. But the fund trailed its benchmark because it emphasized large companies with relatively predictable profit growth. Large companies did not return as much as the stocks of smaller, more speculative companies.

                                                     Class A shares
artwork: arrow up
                                                         12.89%

                                                   Russell 3000 Index
artwork: arrow up
                                                         14.94%

                                    Objective
                                 Seeks long-term
                                growth of capital

                                Total net assets
                                 $833.3 million

artwork: Morningstar style box
shaded box represents Style-Blend; Size-Large


FUND PROFILE

                                                    Columbia Young Investor Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Top 5 sectors as of 03/31/04 (%)
   Information technology      20.3
   Financials                  19.4
   Consumer discretionary      14.3
   Health care                 13.9
   Consumer staples             7.8


Top 10 holdings as of 03/31/04 (%)
   Exxon Mobil                  2.5
   Citigroup                    2.4
   American International Group 2.1
   Microsoft                    2.1
   Pfizer                       2.0
   Wells Fargo                  2.0
   General Electric             1.7
   Procter & Gamble             1.7
   Viacom                       1.7
   Medtronic                    1.5


Sector breakdowns and portfolio holdings are calculated as a percentage of net assets.

(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data are gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 03/31/2004.

Performance of a $10,000 investment
04/29/94 - 03/31/04 ($)
   sales charge: without       with
   Class A       26,902       25,355
   Class B       26,583       26,583
   Class C       26,606       26,606
   Class Z       26,877         n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION

                                                    Columbia Young Investor Fund

Value of a $10,000 investment 04/29/94 - 03/31/04 Line Chart:

                                                                                Class A shares
                           Class A shares      Russell 3000           S&P 500          without
                       with sales charge              Index             Index     sales charge

4/1994                        $9,425              $10,000            $10,000          $10,000
                               9,425               10,000             10,000           10,000
                               9,463               10,110             10,164           10,040
                               9,142                9,833              9,915            9,700
                               9,293               10,138             10,240            9,860
                               9,707               10,580             10,660           10,299
                               9,651               10,354             10,399           10,240
                              10,047               10,525             10,633           10,660
                               9,849               10,141             10,246           10,450
                              10,121               10,299             10,397           10,738
                              10,159               10,525             10,667           10,779
                              10,397               10,954             11,083           11,031
                              10,757               11,227             11,410           11,414
                              10,881               11,520             11,745           11,545
                              11,062               11,938             12,215           11,737
                              11,992               12,283             12,498           12,724
                              12,714               12,777             12,913           13,490
                              12,875               12,891             12,946           13,661
                              13,568               13,390             13,492           14,396
                              13,293               13,275             13,443           14,104
                              14,052               13,864             14,033           14,909
                              14,147               14,090             14,304           15,010
                              14,700               14,499             14,791           15,597
                              14,897               14,713             14,928           15,806
                              15,519               14,862             15,071           16,465
                              16,565               15,144             15,293           17,575
                              17,363               15,532             15,688           18,422
                              17,698               15,482             15,747           18,778
                              16,525               14,672             15,051           17,533
                              17,265               15,117             15,369           18,318
                              18,389               15,939             16,234           19,511
                              18,645               16,231             16,682           19,782
                              19,376               17,375             17,943           20,558
                              19,112               17,167             17,588           20,278
                              20,001               18,116             18,687           21,221
                              19,481               18,136             18,833           20,669
                              18,183               17,316             18,059           19,293
                              19,000               18,170             19,137           20,159
                              20,470               19,411             20,303           21,719
                              21,451               20,218             21,212           22,759
                              22,942               21,804             22,901           24,341
                              22,155               20,918             21,618           23,506
                              23,238               22,104             22,803           24,656
                              22,564               21,362             22,041           23,941
                              23,126               22,180             23,062           24,537
                              24,134               22,623             23,458           25,607
                              24,279               22,741             23,719           25,760
                              26,226               24,367             25,429           27,826
                              27,241               25,576             26,731           28,903
                              27,552               25,826             27,001           29,233
                              26,610               25,188             26,536           28,233
                              28,132               26,040             27,614           29,848
                              27,209               25,566             27,321           28,869
                              22,162               21,649             23,370           23,514
                              23,498               23,126             24,868           24,932
                              25,115               24,881             26,890           26,647
                              26,596               26,404             28,520           28,219
                              28,392               28,083             30,163           30,124
                              29,709               29,038             31,423           31,522
                              28,657               28,010             30,446           30,406
                              30,898               29,038             31,664           32,783
                              31,683               30,347             32,889           33,616
                              30,590               29,771             32,113           32,456
                              32,086               31,274             33,895           34,044
                              30,389               30,327             32,838           32,243
                              29,772               29,981             32,677           31,588
                              29,114               29,213             31,782           30,890
                              31,513               31,045             33,793           33,435
                              33,508               31,914             34,479           35,552
                              37,384               33,950             36,510           39,665
                              36,517               32,619             34,677           38,745
                              39,862               32,923             34,022           42,294
                              41,042               35,501             37,349           43,546
                              37,656               34,251             36,225           39,953
                              34,180               33,289             35,483           36,266
                              37,342               34,274             36,359           39,620
                              36,730               33,667             35,792           38,970
                              40,406               36,165             38,014           42,871
                              38,519               34,527             36,007           40,869
                              37,244               34,037             35,856           39,516
                              32,570               30,899             33,031           34,557
                              33,629               31,418             33,192           35,680
                              35,290               32,492             34,371           37,443
                              31,659               29,522             31,236           33,590
                              29,211               27,598             29,256           30,993
                              31,981               29,811             31,529           33,932
                              31,782               30,049             31,740           33,721
                              30,613               29,496             30,969           32,480
                              28,608               29,010             30,665           30,353
                              26,677               27,298             28,746           28,304
                              23,083               24,891             26,423           24,492
                              23,870               25,470             26,928           25,327
                              26,000               27,432             28,993           27,586
                              26,234               27,818             29,248           27,834
                              25,520               27,471             28,821           27,077
                              24,844               26,910             28,265           26,359
                              26,320               28,089             29,328           27,925
                              24,719               26,614             27,551           26,227
                              24,227               26,306             27,347           25,705
                              22,493               24,412             25,400           23,865
                              20,522               22,471             23,421           21,774
                              20,416               22,576             23,573           21,661
                              18,272               20,204             21,011           19,387
                              19,752               21,812             22,860           20,957
                              21,231               23,132             24,206           22,527
                              19,794               21,825             22,785           21,002
                              19,386               21,290             22,188           20,569
                              19,086               20,939             21,855           20,250
                              19,258               21,158             22,067           20,432
                              20,737               22,887             23,886           22,002
                              21,829               24,270             25,145           23,161
                              21,893               24,597             25,466           23,228
                              22,363               25,160             25,915           23,728
                              23,050               25,719             26,420           24,456
                              22,451               25,439             26,140           23,820
                              23,845               26,978             27,619           25,300
                              24,188               27,350             27,863           25,664
                              25,197               28,600             29,323           26,734
                              25,477               29,198             29,862           27,031
                              25,647               29,592             30,277           27,212
3/2004                        25,355               29,243             29,809           26,902


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Russell 3000 Index is an unmanaged index that tracks the performance of 3000 of the largest US companies, based on market capitalization. The Standard & Poor's (S&P) 500 Index, also an unmanaged index, tracks the performance of 500 widely held, large-capitalization US stocks. As reported in the annual report dated September 30, 2003, the fund's previous benchmark was the S&P 500 Index. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from April 29, 1994.


WHAT DOES AVERAGE ANNUAL TOTAL RETURN MEAN?

The average annual total return is given for periods greater than a year. Calculated as a percentage, this figure represents the average yearly return for the time period specified. The chart below includes average annual returns for the following periods: one year, five years and the life of the fund. Returns for periods less than one year are known as cumulative returns. A cumulative return is the percentage that the fund has grown or shrunk in the number of months indicated.

Average annual total return as of 03/31/04 (%)
   Share class                A                   B                  C              Z
----------------------------------------------------------------------------------------
   Inception               7/29/02             7/29/02            7/29/02        4/29/94
----------------------------------------------------------------------------------------
   Sales charge       without     with    without    with    without    with     without
========================================================================================
   6-month
     (cumulative)      12.89      6.39     12.42     7.42     12.51     11.51    12.71
========================================================================================
   1-year              31.63     24.03     30.65     25.65    30.61     29.61    31.50
========================================================================================
   5-year              -3.88     -5.02     -4.11     -4.44    -4.09     -4.09    -3.90
========================================================================================
   Life                10.49      9.83     10.36     10.36    10.37     10.37    10.48
========================================================================================

All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, and C share (newer class shares) performance information includes returns for the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

Summary
For the six-month period
ended March 31, 2004

o Stock markets around the world benefited from a pick-up in economic growth and an increase in corporate profits. The S&P 500 Index and the MSCI EAFE Index posted double-digit returns this period.

                                  S&P 500 Index
artwork: arrow up
                                     14.08%

                                 MSCI EAFE Index
artwork: arrow up
                                     22.16%

o Performance in the fixed-income universe was led by high-yield bonds. As measured by the Merrill Lynch US High Yield, Cash Pay Index, this sector posted a return more than five percentage points higher than the return for investment-grade bonds, as measured by the Lehman Brothers Aggregate Bond Index.

                               Merrill Lynch Index
artwork: arrow up
                                      8.21%

                                  Lehman Index
artwork: arrow up
                                      2.98%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The MSCI EAFE Index is an unmanaged, market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

ECONOMIC UPDATE

                                                    Columbia Young Investor Fund

The US economy moved ahead during the six-month reporting period that began October 1, 2003 and ended March 31, 2004. A burst of strength in the third quarter of 2003, for which annualized GDP was reported at 8.2%, was followed by fourth quarter growth of 4.1%. That was still comfortably ahead of the economy's long-term average growth rate of 3.0%. GDPgrowth for first quarter of 2004 was 4.2%.

Although job growth was slow to catch on, the economy showed signs of improvement on all fronts. Consumer spending rose as a sizeable package of tax cuts, implemented in 2003, gave disposable income a boost. Low interest rates spurred a new round of mortgage refinancing late in the period. Consumer confidence slipped late in the period as the outlook for the labor market remained clouded despite a significant pick-up in the number of new jobs added in March. Nevertheless, housing and retail sales showed steady gains throughout the period.

After two years of holding back, the business sector began to show signs of improvement late in 2003. Business spending on technology-related items rose as corporate profits improved. Spending on capital equipment also picked up.

US STOCKS HEADED HIGHER
The US stock market snapped a three-year losing streak in 2003, but its rate of return slowed early in 2004 in response to a mixed job outlook and renewed fears about terrorism. The S&P 500 Index returned 14.08% for this six-month period. Small company stocks were even stronger. The Russell 2000 Index, an unmanaged index that tracks the performance of 2,000 small US companies based on total market capitalizations, returned 21.69% for the period.

INTERNATIONAL STOCK MARKETS REPORTED STRONG RETURNS
A modest rebound in economic growth and a declining US dollar helped international stock markets post strong returns. The MSCI EAFE Index, a broad measure of performance of 21 developed equity markets in Europe, Australasia (which includes Australia and New Zealand) and the Far East, returned 22.16% for the period. European stock markets responded to improving economic data and relatively low interest rates. Japan's economy continued to report steady but modest growth, and its improvement was reflected in strong stock market returns. The stock markets of Korea, Malaysia and Taiwan scored double-digit gains during the period as did those of Colombia and Mexico.

BONDS DELIVERED RESPECTABLE GAINS
A growing economy continued to boost investor enthusiasm for high-yield bonds, which led the fixed-income markets during the period. The six-month return for the Merrill Lynch US High Yield, Cash Pay Index was 8.21%. However, high-yield bonds slipped in the second half of this reporting period. US Treasury bonds gained ground and other segments of the bond market also delivered respectable gains as interest rates declined. The Lehman Brothers Aggregate Bond Index, a broad measure of investment-grade bond performance, returned 2.98%. However, money market fund yields remained below 1%.

PORTFOLIO MANAGERS' REPORT

                                                    Columbia Young Investor Fund

HOW DID THE FUND PERFORM?
During the six-month period ended March 31, 2004, the fund's class A shares returned 12.89%. This return was calculated before the sales charge was deducted. The fund didn't return as much as the Russell 3000 Index, which measures the performance of small-, medium- and large-company stocks. Its gain was 14.94%. The fund also came out behind the 13.54% average return of its peer group, the Morningstar(R) Large Blend Category.1 Small- and mid-cap stocks, as well as value stocks, were the fund's best performers. However, its investments in higher quality, large growth companies did not do as well. In addition, the fund's sizable stake in technology stocks lost ground early in 2004. Technology was a good performer in 2003, but recently investors have become concerned that stock prices have climbed too high, too fast.

HOW WERE YOU INVESTED?
We invested roughly one-third of the fund's assets in large-company growth stocks, one-third in large-company value stocks and one-third in the stocks of small- and mid-size companies. In the growth part of the portfolio, we concentrated on large companies with superior long-term growth and profit potential. In the value part of the portfolio, we targeted large companies whose stock prices were less than what we thought they were really worth. In the small- and mid-size portion of the portfolio, we used special computer programs to help us screen for stocks with higher quality financial characteristics, reasonable prices relative to their industry peers and improving business trends.

HOW DID TECHNOLOGY STOCKS PERFORM?
We found some of the best opportunities for rapid earnings and revenue growth in technology stocks. These companies create new products that appeal to both their existing and new customers. That's why we invested in Fairchild Semiconductor International, a small company that makes semiconductor chips for cell phones and DVD players. We also invested in Lexmark International, a mid-size company that makes printers. Both stocks generated profits that were higher than investors expected, and were among the fund's top performers. At the end of the period we sold Fairchild Semiconductor because of increased uncertainty about its future earnings. Unfortunately, some other tech investments were disappointing. Microsoft underperformed because investors were concerned about the outcome of lawsuits in the United States and Europe. Novellus Systems was another disappointment during the past few months, even though customer orders were improving. This company produces sophisticated equipment used to make computer chips.

1 (C)2004, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

sidebar:


Net asset value per share
as of 03/31/04 ($)
==========================================
   Class A                     11.82
==========================================
   Class B                     11.68
==========================================
   Class C                     11.69
==========================================
   Class Z                     10.29



Holdings discussed in this report
as of 03/31/04 (%)
==========================================
   Lexmark International        1.3
==========================================
   Microsoft                    2.1
==========================================
   Novellus Systems             0.9
==========================================
   Citigroup                    2.4
==========================================
   American International Group 2.1
==========================================
   GreenPoint Financial         0.9
==========================================
   Comcast                      0.9
==========================================
   Viacom                       1.7
==========================================
   Cisco Systems                1.4
==========================================
   Wendy's International        0.6

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

DID YOU KNOW?
Value investors tend to focus more on the present than on the future. Their biggest concern is what they're paying for a stock relative to measures such as the company's earnings. Think of them as bargain shoppers. But for us, value stocks have to be more than inexpensive. They also need to have the potential to improve--a new product launch, new management or a cost-cutting program that is expected to boost profits. We liked Wendy's International, the fast food restaurant, because its stock price seemed inexpensive relative to its competitors. We also saw no major issues that might keep the company from growing. Further, we liked that it has benefited from its emphasis on healthier food.

sidebar:

An investment in the fund offers the potential for long-term growth but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Since the fund is actively managed, there can be no guarantee that the fund will continue to maintain the holdings described in this report.

The prices of small- and medium-sized companies may be more volatile than those of larger, more established firms.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risk that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

A concentration of investments in a specific sector, such as technology, may cause a fund to experience increased volatility.


--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund

WHAT TYPES OF STOCKS DID THE BEST?
Financial stocks were the best performers. They were helped by low interest rates, a growing economy and a pick-up in merger and acquisition activity. Higher prices translated into higher profits. Companies that depend on investor trading activity, such as stock brokers, also saw business improve. We owned a number of stocks that benefited from these trends: Citigroup, a global diversified financial services company; American International Group, a large insurance company and GreenPoint Financial, a mortgage and consumer lending company that was bought out during the period. Energy investments--a small part of the overall portfolio--helped performance as oil and natural gas prices rose during the period.

WHICH STOCKS HURT THE FUND'S PERFORMANCE?
Media stocks, such as Viacom had a difficult time because companies didn't increase their spending on advertising as rapidly as expected. In the cable industry, Comcast declined because investors weren't happy that the company was bidding to acquire The Walt Disney Company at a relatively high price. In health care, pharmaceutical companies encountered a difficult environment. Drug companies have been struggling to develop new products, but investors were worried there may not be enough products in development to replace the lost revenues from brand name drugs facing patent expirations.

WHAT'S YOUR OUTLOOK?
Going forward, we expect continued improvements in the economy and corporate profits to benefit stock returns. In each of the three disciplines we follow, we continue to find good investment opportunities. Our plan is to continue to invest in the best companies we can find. By dividing the fund's investments among all segments of the stock market--large, medium and small companies and both growth and value companies--we hope to be represented in the best-performing sectors, no matter which ones they may be.

photos: Greg Miller; Michael A. Welhoelter; Paul A. Blaustein

/s/ Greg Miller

/s/ Michael A. Welhoelter

/s/ Paul A. Blaustein

Greg Miller, Michael A. Welhoelter, CFA, and Paul A. Blaustein, CFA, lead the team of portfolio managers who manage the portfolio of Columbia Young Investor Fund. Mr. Miller and Mr. Welhoelter have been co-managing the fund since June 2003. Mr. Blaustein has been co-managing the fund since November 2003.

Financial Statements
--------------------------------------------------------------------------------
March 31, 2004                                      Columbia Young Investor Fund

            A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

                                           -----------------------------------------------------------------------------------------
                      INVESTMENT PORTFOLIO The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

                                           -----------------------------------------------------------------------------------------
       STATEMENT OF ASSETS AND LIABILITIES This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                           -----------------------------------------------------------------------------------------
                   STATEMENT OF OPERATIONS This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                                           -----------------------------------------------------------------------------------------
        STATEMENT OF CHANGES IN NET ASSETS This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of
                                           Changes in Net Assets also details changes in the number of shares outstanding.

                                           -----------------------------------------------------------------------------------------
             NOTES TO FINANCIAL STATEMENTS These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                           -----------------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

See notes to investment portfolio.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 14.3%
                                                                                                          SHARES     VALUE ($)
------------------------------------------        ----------------------------------------------------------------------------
                    AUTO COMPONENTS - 0.3%        Autoliv, Inc.                                           59,300     2,431,300
                                                                                           Auto Components Total     2,431,300


                                                  ----------------------------------------------------------------------------
                        AUTOMOBILES - 0.3%        General Motors Corp.                                    52,745     2,484,289
                                                                                               Automobiles Total     2,484,289


                                                  ----------------------------------------------------------------------------
      HOTELS, RESTAURANTS & LEISURE - 1.1%        Cedar Fair LP                                           71,400     2,496,858
                                                  Starwood Hotels & Resorts Worldwide, Inc., Class B      49,400     2,000,700
                                                  Wendy's International, Inc.                            118,600     4,825,834
                                                                             Hotels, Restaurants & Leisure Total     9,323,392


                                                  ----------------------------------------------------------------------------
                 HOUSEHOLD DURABLES - 0.2%        Applica, Inc.                                          166,900     1,875,956
                                                                                        Household Durables Total     1,875,956


                                                  ----------------------------------------------------------------------------
       LEISURE EQUIPMENT & PRODUCTS - 0.9%        Marvel Enterprises, Inc. (a)                           206,700     3,966,573
                                                  Mattel, Inc.                                           196,166     3,617,301
                                                                              Leisure Equipment & Products Total     7,583,874


                                                  ----------------------------------------------------------------------------
                              MEDIA - 8.7%        Clear Channel Communications, Inc.                      71,982     3,048,438
                                                  Comcast Corp., Class A (a)                             273,300     7,854,642
                                                  Gannett Co., Inc.                                       32,369     2,853,004
                                                  Getty Images, Inc. (a)                                 126,600     6,833,868
                                                  Lee Enterprises, Inc.                                   64,200     2,900,556
                                                  Liberty Media Corp., Class A (a)                       449,700     4,924,215
                                                  McClatchy Co., Class A                                  76,100     5,406,144
                                                  McGraw-Hill Companies, Inc.                             37,600     2,862,864
                                                  NetFlix, Inc. (a)                                      125,100     4,268,412
                                                  News Corp Ltd., ADR                                    127,600     4,591,048
                                                  NTL, Inc. (a)                                           53,300     3,168,685
                                                  Time Warner, Inc. (a)                                  394,800     6,656,328
                                                  Viacom, Inc., Class B                                  353,800    13,872,498
                                                  Westwood One, Inc. (a)                                  94,800     2,791,860
                                                                                                     Media Total    72,032,562


                                                  ----------------------------------------------------------------------------
                   MULTILINE RETAIL - 1.1%        May Department Stores Co.                               66,300     2,292,654
                                                  Sears, Roebuck and Co.                                 141,600     6,083,136
                                                                                          Multiline Retail Total     8,375,790


                                                  ----------------------------------------------------------------------------
                   SPECIALTY RETAIL - 1.2%        Home Depot, Inc.                                       123,200     4,602,752
                                                  Limited Brands                                          90,200     1,804,000
                                                  Lowe's Companies, Inc.                                  65,500     3,676,515
                                                                                          Specialty Retail Total    10,083,267


                                                  ----------------------------------------------------------------------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.5%        Kellwood Co.                                           112,100     4,399,925
                                                                          Textiles, Apparel & Luxury Goods Total     4,399,925
                                                                                                                   -----------
                                                                                    CONSUMER DISCRETIONARY TOTAL   118,590,355
CONSUMER STAPLES - 7.8%
------------------------------------------        ----------------------------------------------------------------------------
                          BEVERAGES - 0.8%        PepsiCo, Inc.                                          123,300     6,639,705
                                                                                                 Beverages Total     6,639,705


                                                  ----------------------------------------------------------------------------
           FOOD & STAPLES RETAILING - 3.0%        Costco Wholesale Corp. (a)                             335,535    12,602,695
                                                  Wal-Mart Stores, Inc.                                  206,800    12,343,892
                                                                                  Food & Staples Retailing Total    24,946,587
                                                  ----------------------------------------------------------------------------


See notes to investment portfolio.

--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund

COMMON STOCKS - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
                                                                                                          SHARES     VALUE ($)
------------------------------------------        ----------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.8%        Chiquita Brands International, Inc. (a)                158,900     3,313,065
                                                  ConAgra Foods, Inc.                                    113,900     3,068,466
                                                                                             Food Products Total     6,381,531
                                                  ----------------------------------------------------------------------------


                 HOUSEHOLD PRODUCTS - 3.2%        Clorox Co.                                              57,700     2,822,107
                                                  Colgate-Palmolive Co.                                  176,800     9,741,680
                                                  Procter & Gamble Co.                                   131,500    13,791,720
                                                                                        Household Products Total    26,355,507
                                                                                                                   -----------
                                                                                          CONSUMER STAPLES TOTAL    64,323,330
ENERGY - 7.3%
------------------------------------------        ----------------------------------------------------------------------------
        ENERGY EQUIPMENT & SERVICES - 1.6%        Halliburton Co.                                         90,208     2,741,421
                                                  Schlumberger Ltd.                                      164,300    10,490,555
                                                                               Energy Equipment & Services Total    13,231,976


                                                  ----------------------------------------------------------------------------
                          OIL & GAS - 5.7%        BP PLC, ADR                                            118,392     6,061,670
                                                  ConocoPhillips                                         120,800     8,433,048
                                                  Exxon Mobil Corp.                                      503,500    20,940,565
                                                  Houston Exploration Co. (a)                             47,500     2,124,675
                                                  Newfield Exploration Co. (a)                           100,900     4,836,137
                                                  Stone Energy Corp. (a)                                 103,200     5,104,272
                                                                                                 Oil & Gas Total    47,500,367
                                                                                                                   -----------
                                                                                                    ENERGY TOTAL    60,732,343
FINANCIALS - 19.4%
------------------------------------------        ----------------------------------------------------------------------------
                    CAPITAL MARKETS - 4.0%        A.G. Edwards, Inc.                                     176,300     6,896,856
                                                  Bank of New York Co., Inc.                             162,500     5,118,750
                                                  JP Morgan Chase & Co.                                  145,200     6,091,140
                                                  Merrill Lynch & Co., Inc.                              167,402     9,970,463
                                                  Morgan Stanley                                          96,800     5,546,640
                                                                                           Capital Markets Total    33,623,849


                                                  ----------------------------------------------------------------------------
                   COMMERCIAL BANKS - 4.3%        Bank One Corp.                                          63,700     3,472,924
                                                  City National Corp.                                     66,000     3,953,400
                                                  Texas Regional Bancshares, Inc., Class A                60,700     2,582,785
                                                  U.S. Bancorp                                           203,700     5,632,305
                                                  UnionBanCal Corp.                                       59,900     3,138,161
                                                  Wells Fargo & Co.                                      301,300    17,074,671
                                                                                          Commercial Banks Total    35,854,246


                                                  ----------------------------------------------------------------------------
                   CONSUMER FINANCE - 0.4%        MBNA Corp.                                             101,248     2,797,482
                                                                                          Consumer Finance Total     2,797,482


                                                  ----------------------------------------------------------------------------
     DIVERSIFIED FINANCIAL SERVICES - 2.4%        Citigroup, Inc.                                        392,909    20,313,395
                                                                            Diversified Financial Services Total    20,313,395


                                                  ----------------------------------------------------------------------------
                          INSURANCE - 5.8%        AFLAC, Inc.                                            101,600     4,078,224
                                                  Ambac Financial Group, Inc.                             99,400     7,333,732
                                                  American International Group, Inc.                     241,328    17,218,753
                                                  MBIA, Inc.                                             116,200     7,285,740
                                                  Travelers Property Casualty Corp., Class B             251,400     4,341,678
                                                  Willis Group Holdings Ltd.                             138,450     5,150,340
                                                  XL Capital Ltd., Class A                                36,653     2,787,094
                                                                                                 Insurance Total    48,195,561
                                                  ----------------------------------------------------------------------------


See notes to investment portfolio.

                                       8


--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund

COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)
                                                                                                          SHARES     VALUE ($)
------------------------------------------        ----------------------------------------------------------------------------
                        REAL ESTATE - 1.2%        AvalonBay Communities, Inc., REIT                       70,800     3,793,464
                                                  Kimco Realty Corp., REIT                               114,300     5,827,014
                                                                                               Real Estate Total     9,620,478


                                                  ----------------------------------------------------------------------------
         THRIFTS & MORTGAGE FINANCE - 1.3%        Freddie Mac                                             62,600     3,697,156
                                                  GreenPoint Financial Corp.                             169,650     7,415,401
                                                                                Thrifts & Mortgage Finance Total    11,112,557
                                                                                                                   -----------
                                                                                                FINANCIALS TOTAL   161,517,568
HEALTH CARE - 13.9%
------------------------------------------        ----------------------------------------------------------------------------
                      BIOTECHNOLOGY - 1.0%        Amgen, Inc. (a)                                        149,800     8,713,866
                                                                                             Biotechnology Total     8,713,866


                                                  ----------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%        Beckman Coulter, Inc.                                   66,200     3,610,548
                                                  Becton Dickinson & Co.                                 105,000     5,090,400
                                                  Medtronic, Inc.                                        266,900    12,744,475
                                                                          Health Care Equipment & Supplies Total    21,445,423


                                                  ----------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES - 4.8%        Aetna, Inc.                                             63,331     5,682,057
                                                  Cardinal Health, Inc.                                  154,100    10,617,490
                                                  CIGNA Corp.                                            130,300     7,690,306
                                                  Coventry Health Care, Inc. (a)                         155,750     6,592,898
                                                  IMS Health, Inc.                                       328,600     7,643,236
                                                  Tenet Healthcare Corp. (a)                             126,800     1,415,088
                                                                          Health Care Providers & Services Total    39,641,075


                                                  ----------------------------------------------------------------------------
                    PHARMACEUTICALS - 5.5%        Bradley Pharmaceuticals, Inc. (a)                      195,400     4,920,172
                                                  Bristol-Myers Squibb Co.                               101,100     2,449,653
                                                  Johnson & Johnson                                      184,500     9,357,840
                                                  Merck & Co, Inc.                                        65,200     2,881,188
                                                  Novartis AG, ADR                                       239,800    10,215,480
                                                  Pfizer, Inc.                                           464,100    16,266,705
                                                                                           Pharmaceuticals Total    46,091,038
                                                                                                                   -----------
                                                                                               HEALTH CARE TOTAL   115,891,402
INDUSTRIALS - 7.2%
------------------------------------------        ----------------------------------------------------------------------------
                AEROSPACE & DEFENSE - 1.5%        Honeywell International, Inc.                          138,600     4,691,610
                                                  United Technologies Corp.                               91,700     7,913,710
                                                                                       Aerospace & Defense Total    12,605,320


                                                  ----------------------------------------------------------------------------
     COMMERCIAL SERVICES & SUPPLIES - 2.7%        Avery Dennison Corp.                                    69,100     4,298,711
                                                  Convergys Corp. (a)                                     96,000     1,459,200
                                                  Paychex, Inc.                                          159,200     5,667,520
                                                  Pitney Bowes, Inc.                                     120,400     5,130,244
                                                  Waste Management, Inc.                                 198,685     5,996,313
                                                                            Commercial Services & Supplies Total    22,551,988


                                                  ----------------------------------------------------------------------------
           INDUSTRIAL CONGLOMERATES - 2.3%        3M Co.                                                  54,100     4,429,167
                                                  General Electric Co.                                   474,000    14,466,480
                                                                                  Industrial Conglomerates Total    18,895,647


                                                  ----------------------------------------------------------------------------
                          MACHINERY - 0.4%        Briggs & Stratton Corp.                                 54,300     3,663,621
                                                                                                 Machinery Total     3,663,621


See notes to investment portfolio.

                                       9


--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund

COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)
                                                                                                          SHARES     VALUE ($)
------------------------------------------        ----------------------------------------------------------------------------
                             MARINE - 0.3%        Overseas Shipholding Group.                             65,700     2,398,050
                                                                                                    Marine Total     2,398,050
                                                                                                                   -----------
                                                                                               INDUSTRIALS TOTAL    60,114,626
INFORMATION TECHNOLOGY - 20.3%
------------------------------------------        ----------------------------------------------------------------------------
           COMMUNICATIONS EQUIPMENT - 2.0%        Cisco Systems, Inc. (a)                                510,400    12,004,608
                                                  Scientific-Atlanta, Inc.                               146,300     4,731,342
                                                                                  Communications Equipment Total    16,735,950


                                                  ----------------------------------------------------------------------------
            COMPUTERS & PERIPHERALS - 3.1%        Dell, Inc. (a)                                         252,200     8,478,964
                                                  International Business Machines Corp.                   70,500     6,474,720
                                                  Lexmark International, Inc., Class A (a)               114,300    10,515,600
                                                                                   Computers & Peripherals Total    25,469,284


                                                  ----------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%        Avnet, Inc. (a)                                        313,700     7,682,513
                                                  Benchmark Electronics, Inc. (a)                        189,900     5,978,052
                                                                        Electronic Equipment & Instruments Total    13,660,565


                                                  ----------------------------------------------------------------------------
       INTERNET SOFTWARE & SERVICES - 0.4%        United Online, Inc. (a)                                182,400     3,038,784
                                                                              Internet Software & Services Total     3,038,784


                                                  ----------------------------------------------------------------------------
                        IT SERVICES - 0.5%        Accenture Ltd., Class A (a)                            121,746     3,019,301
                                                  Electronic Data Systems Corp.                           77,000     1,489,950
                                                                                               IT Services Total     4,509,251


                                                  ----------------------------------------------------------------------------
                 OFFICE ELECTRONICS - 0.5%        Xerox Corp. (a)                                        142,900     2,082,053
                                                  Zebra Technologies Corp., Class A (a)                   28,750     1,994,388
                                                                                        Office Electronics Total     4,076,441


                                                  ----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%   Altera Corp. (a)                                       453,100     9,265,895
                                                  Analog Devices, Inc.                                   136,000     6,529,360
                                                  Applied Materials, Inc. (a)                            392,000     8,380,960
                                                  ASML Holding N.V., N.Y. Shares (a)                     528,000     9,678,240
                                                  Intel Corp.                                            323,300     8,793,760
                                                  Maxim Integrated Products                               65,200     3,070,268
                                                  Microchip Technology, Inc.                             154,000     4,090,240
                                                  Novellus Systems, Inc. (a)                             224,700     7,143,213
                                                  QLogic Corp. (a)                                        48,700     1,607,587
                                                  Texas Instruments, Inc.                                 89,400     2,612,268
                                                  Xilinx, Inc. (a)                                       291,000    11,058,000
                                                                  Semiconductors & Semiconductor Equipment Total    72,229,791


                                                  ----------------------------------------------------------------------------
                           SOFTWARE - 3.5%        Adobe Systems, Inc.                                    165,700     6,533,551
                                                  Microsoft Corp.                                        716,500    17,891,005
                                                  SAP AG, ADR                                            125,700     4,941,267
                                                                                                  Software Total    29,365,823
                                                                                                                   -----------
                                                                                    INFORMATION TECHNOLOGY TOTAL   169,085,889
MATERIALS - 5.5%
------------------------------------------        ----------------------------------------------------------------------------
                          CHEMICALS - 2.6%        Air Products & Chemicals, Inc.                          82,882     4,154,046
                                                  Monsanto Co.                                           217,400     7,972,058
                                                  OM Group, Inc. (a)                                      90,500     2,751,200
                                                  PPG Industries, Inc.                                    60,600     3,532,980
                                                  Sigma-Aldrich Corp.                                     59,000     3,265,060
                                                                                                 Chemicals Total    21,675,344
                                                  ----------------------------------------------------------------------------


See notes to investment portfolio.

                                       10


--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund
COMMON STOCKS - (CONTINUED)
MATERIALS - (CONTINUED)
                                                                                                          SHARES     VALUE ($)
------------------------------------------        ----------------------------------------------------------------------------
             CONSTRUCTION MATERIALS - 0.4%        Vulcan Materials Co.                                    67,700     3,211,688
                                                                                    Construction Materials Total     3,211,688


                                                  ----------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.9%        Temple-Inland, Inc.                                    120,500     7,632,470
                                                                                    Containers & Packaging Total     7,632,470


                                                  ----------------------------------------------------------------------------
                    METALS & MINING - 0.6%        Carpenter Technology Corp.                             101,300     3,330,744
                                                  Southern Peru Copper Corp.                              48,700     1,969,915
                                                                                           Metals & Mining Total     5,300,659


                                                  ----------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS - 1.0%        Potlatch Corp.                                          46,900     1,911,175
                                                  Rayonier, Inc.                                         155,981     6,817,930
                                                                                   Paper & Forest Products Total     8,729,105
                                                                                                                   -----------
                                                                                                 MATERIALS TOTAL    46,549,266
TELECOMMUNICATION SERVICES - 2.8%
------------------------------------------        ----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%     BellSouth Corp.                                        146,800     4,064,892
                                                  CenturyTel, Inc.                                       213,700     5,874,613
                                                  SBC Communications, Inc.                               258,800     6,350,952
                                                  Verizon Communications, Inc.                           195,000     7,125,300
                                                                    Diversified Telecommunication Services Total    23,415,757
                                                                                                                   -----------
                                                                                TELECOMMUNICATION SERVICES TOTAL    23,415,757
UTILITIES - 1.3%
------------------------------------------        ----------------------------------------------------------------------------
                 ELECTRIC UTILITIES - 1.0%        Consolidated Edison, Inc.                              126,100     5,561,010
                                                  Southern Co.                                            93,566     2,853,763
                                                                                        Electric Utilities Total     8,414,773


                                                  ----------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER - 0.3%        Questar Corp.                                           74,500     2,714,780
                                                                       Multi-Utilities & Unregulated Power Total     2,714,780
                                                                                                                   -----------
                                                                                                 UTILITIES TOTAL    11,129,553
                                                                                                                   -----------
                                                                      TOTAL COMMON STOCKS (cost of  $701,673,789)  831,350,089
SHORT-TERM OBLIGATION - 0.6%
------------------------------------------        ----------------------------------------------------------------------------
                                                                                                          PAR($)
                                                  Repurchase agreement with State Street Bank &
                                                  Trust Co., dated 03/31/04, due 04/01/04 at 0.960%,
                                                  collateralized by U.S. Treasury Bonds with maturities
                                                  to 11/15/27, market value of $5,125,232 (repurchase
                                                  proceeds $5,012,134) (cost of $5,012,000)            5,012,000     5,012,000

                                                  TOTAL INVESTMENTS - 100.4%

                                                  (COST OF $706,685,789) (b)                                       836,362,089

                                                  OTHER ASSETS & LIABILITIES, NET - (0.4)%                          (3,106,772)

                                                  NET ASSETS - 100.0%                                              833,255,317

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.
(b) Cost for both financial statement and federal income tax purposes is the same.

     Acronym                  Name
     -------                  ----
       ADR         American Depositary Receipt
      REIT         Real Estate Investment Trust


See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2004 (unaudited)                          Columbia Young Investor Fund
                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    ASSETS        Investments, at cost                                              706,685,789
                                                                                                                  -------------
                                                  Investments, at value                                             836,362,089
                                                  Receivable for:
                                                    Investments sold                                                 19,799,509
                                                    Fund shares sold                                                     65,995
                                                    Interest                                                                134
                                                    Dividends                                                           726,469
                                                  Expense reimbursement due from Investment Advisor                     117,465
                                                  Deferred Trustees' compensation plan                                   14,167
                                                                                                                  -------------
                                                                                                    Total Assets    857,085,828


                                                  -----------------------------------------------------------------------------
                               LIABILITIES        Payable to custodian bank                                              17,624
                                                  Payable for:
                                                    Investments purchased                                            20,700,525
                                                    Fund shares repurchased                                             593,561
                                                    Investment advisory fee                                             409,718
                                                    Administration fee                                                  126,490
                                                    Transfer agent fee                                                1,819,133
                                                    Pricing and bookkeeping fees                                         18,548
                                                    Distribution and service fees                                        35,057
                                                  Deferred Trustees' fees                                                14,167
                                                  Other liabilities                                                      95,688
                                                                                                                  -------------
                                                                                               Total Liabilities     23,830,511

                                                                                                      NET ASSETS    833,255,317


                                                  -----------------------------------------------------------------------------
                 COMPOSITION OF NET ASSETS        Paid-in capital                                                   922,893,645
                                                  Undistributed net investment income                                   583,709
                                                  Accumulated net realized loss                                   (219,898,337)
                                                  Net unrealized appreciation on investments                        129,676,300
                                                                                                                  -------------
                                                                                                      NET ASSETS    833,255,317


                                                  -----------------------------------------------------------------------------
                                   CLASS A        Net assets                                                        102,001,617
                                                  Shares outstanding                                                  8,631,023
                                                  Net asset value per share                                            11.82(a)
                                                  Maximum offering price per share ($11.82/0.9425)                     12.54(b)


                                                  -----------------------------------------------------------------------------
                                   CLASS B        Net assets                                                          7,079,983
                                                  Shares outstanding                                                    606,069
                                                  Net asset value and offering price per share                         11.68(a)


                                                  -----------------------------------------------------------------------------
                                   CLASS C        Net assets                                                            767,859
                                                  Shares outstanding                                                     65,705
                                                  Net asset value and offering price per share                         11.69(a)


                                                  -----------------------------------------------------------------------------
                                   CLASS Z        Net assets                                                        723,405,858
                                                  Shares outstanding                                                 70,299,826
                                                  Net asset value, offering and redemption price per share                10.29

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2004 (unaudited) Columbia Young Investor Fund
--------------------------------------------------------------------------------


                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         INVESTMENT INCOME        Dividends                                                           6,997,173
                                                  Interest                                                               29,269
                                                  -----------------------------------------------------------------------------
                                                  Total Investment Income (net of foreign taxes withheld
                                                    of $34,820)                                                       7,026,442

                                                  -----------------------------------------------------------------------------
                                  EXPENSES        Investment advisory fee                                             2,430,231
                                                  Administration fee                                                    753,699
                                                  Distribution fee:
                                                    Class A                                                              51,079
                                                    Class B                                                              27,029
                                                    Class C                                                               2,768
                                                  Service fee:
                                                    Class A                                                             127,681
                                                    Class B                                                               9,010
                                                    Class C                                                                 923
                                                  Transfer agent fee:
                                                    Class A                                                             666,701
                                                    Class B                                                              28,449
                                                    Class C                                                               3,229
                                                    Class Z                                                           2,781,095
                                                  Pricing and bookkeeping fees                                          113,963
                                                  Trustees' fees                                                          8,098
                                                  Custody fee                                                            10,235
                                                  Non-recurring costs (See Note 7)                                        5,685
                                                  Costs assumed by Investment Advisor (See Note 7)                      (5,685)
                                                  Other expenses                                                        243,670
                                                                                                                    -----------
                                                   Total Expenses                                                     7,257,860
                                                  Fees and expenses waived or reimbursed by Investment Advisor:
                                                    Class A                                                           (517,918)
                                                    Class B                                                            (17,925)
                                                    Class C                                                             (2,160)
                                                  Fees waived by Distributor-- Class A                                 (25,543)
                                                  Custody earnings credit                                                 (738)
                                                                                                                    -----------
                                                    Net Expenses                                                      6,693,576
                                                                                                                    -----------
                                                  Net Investment Income                                                 332,866


                                                  -----------------------------------------------------------------------------
               NET REALIZED AND UNREALIZED        Net realized gain on investments                                   53,062,325
                GAIN (LOSS) ON INVESTMENTS        Net change in unrealized appreciation/depreciation
                                                    on investments                                                   45,073,713
                                                                                                                    -----------
                                                  Net Gain                                                           98,136,038
                                                                                                                    -----------
                                                  Net Increase in Net Assets from Operations                         98,468,904

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
March 31, 2004                                      Columbia Young Investor Fund
--------------------------------------------------------------------------------
                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                           ENDED     YEAR ENDED
                                                                                                       MARCH 31,  SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                                                                       2004 ($)       2003 ($)
------------------------------------------        -----------------------------------------------------------------------------
                                OPERATIONS        Net investment income (loss)                           332,866    (2,300,743)
                                                  Net realized gain (loss) on investments             53,062,325   (56,715,298)
                                                  Net change in unrealized appreciation/depreciation
                                                  on investments                                      45,073,713    208,670,172

                                                      Net Increase from Operations                    98,468,904    149,654,131
                                                  -----------------------------------------------------------------------------
                        SHARE TRANSACTIONS        Class A
                                                    Subscriptions                                      3,288,228      7,644,323
                                                    Redemptions                                      (7,957,068)   (14,032,114)
                                                                                                    ---------------------------
                                                      Net Decrease                                   (4,668,840)    (6,387,791)
                                                  Class B
                                                    Subscriptions                                        371,231        771,614
                                                    Redemptions                                        (998,330)    (1,742,729)
                                                                                                    ---------------------------
                                                      Net Decrease                                     (627,099)      (971,115)
                                                  Class C
                                                    Subscriptions                                        105,989        173,069
                                                    Redemptions                                         (79,478)      (116,948)
                                                                                                    ---------------------------
                                                      Net Increase                                        26,511         56,121
                                                  Class Z
                                                    Subscriptions                                     23,717,255     49,798,986
                                                    Redemptions                                     (60,401,278)   (78,078,650)
                                                                                                    ---------------------------
                                                      Net Decrease                                  (36,684,023)   (28,279,664)
                                                   Net Decrease from Share Transactions             (41,953,451)   (35,582,449)
                                                      Total Increase in Net Assets                    56,515,453    114,071,682

------------------------------------------        -----------------------------------------------------------------------------
                                NET ASSETS        Beginning of period                                776,739,864    662,668,182
                                                  End of period (including undistributed
                                                  net investment income of $583,709 and $250,843,
                                                  respectively)                                      833,255,317    776,739,864


                                                  -----------------------------------------------------------------------------
                         CHANGES IN SHARES        Class A
                                                    Subscriptions                                        285,028        800,725
                                                    Redemptions                                        (688,039)    (1,457,386)
                                                                                                    ---------------------------
                                                      Net Decrease                                     (403,011)      (656,661)
                                                  Class B
                                                    Subscriptions                                         32,449         79,511
                                                    Redemptions                                         (87,889)      (182,289)
                                                                                                    ---------------------------
                                                      Net Decrease                                      (55,440)      (102,778)
                                                  Class C
                                                    Subscriptions                                          9,261         18,211
                                                    Redemptions                                          (7,062)       (12,056)
                                                                                                    ---------------------------
                                                      Net Increase                                         2,199          6,155
                                                  Class Z
                                                    Subscriptions (a)                                  2,360,871      5,931,393
                                                    Redemptions (a)                                  (5,969,675)    (9,268,147)
                                                                                                    ---------------------------
                                                      Net Increase (Decrease)                        (3,608,804)    (3,336,754)


(a)  Shares purchased prior to July 25, 2003 have been adjusted to reflect
     2-for-1 split.

                                              See notes to financial statements.

                                       14


NOTES TO FINANCIAL STATEMENTS

March 31, 2004 (unaudited)                          Columbia Young Investor Fund
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Columbia Young Investor Fund (the "Fund"), a series of Columbia Funds Trust XI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOALS

The Fund seeks long-term growth of capital. The Fund also has an educational objective to teach investors, especially young people, about basic economic principles and personal finance through a variety of educational materials prepared and paid for by the Fund.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On October 13, 2003, the Liberty Young Investor Fund was renamed Columbia Young Investor Fund. Also on this date, the Liberty-Stein Roe Funds Investment Trust was renamed Columbia Funds Trust XI.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees as determined in good faith under consistently approved procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to

March 31, 2004 (unaudited)                          Columbia Young Investor Fund
--------------------------------------------------------------------------------

the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

Unrealized appreciation and depreciation at March 31, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                   $144,179,030
    Unrealized depreciation                   (14,502,730)
----------------------------------------------------------
          Net unrealized appreciation         $129,676,300

The following capital loss carryforwards, determined as of September 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforwards
----------------------------------------------------------
                2007                   $ 1,272,589
                2008                       273,885
                2009                    35,196,902
                2010                    68,425,718
                2011                   124,610,311
----------------------------------------------------------
                Total                 $229,779,405

Of these carryforwards, $25,802,098 (expiring 9/30/2009) and $6,808,011
($1,272,586 expiring 9/30/2007, $273,885 expiring 9/30/2008, and $5,261,537 expiring 9/30/2009) were obtained upon the Fund's mergers with Liberty Young Investor Fund and Liberty Growth Investor Fund, respectively on July 26, 2002.

Utilization of Liberty Young Investor Fund's and Liberty Growth Investor Fund's losses could be subject to merger limitations imposed by the Internal Revenue Code.

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on September 30, 2003, post-October capital losses of $43,116,286 attributed to security transactions were deferred to October 1, 2003.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston was acquired by Bank of America Corporation ("BOA"). Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

March 31, 2004 (unaudited)                          Columbia Young Investor Fund
--------------------------------------------------------------------------------

      Average Daily Net Assets       Annual Fee Rate
-------------------------------------------------------------
         First $500 million               0.60%
          Next $500 million               0.55%
           Over $1 billion                0.50%

For the six months ended March 31, 2004 the Fund's annualized effective investment advisory fee rate was 0.58%.

ADMINISTRATION FEE

Columbia provides accounting and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets as follows:

      Average Daily Net Assets       Annual Fee Rate
-------------------------------------------------------------
         First $500 million              0.200%
          Next $500 million              0.150%
           Over $1 billion               0.125%

For the six months ended March 31, 2004, the Fund's annualized effective administration fee rate was 0.18%.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services. For the six months ended March 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.027%.

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account per class. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Columbia has voluntarily agreed to reimburse the Fund for a portion of transfer agency fees so that Class A, Class B and Class C transfer agent expenses (excluding out-of-pocket expenses) will not exceed 0.10% annually. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), formerly Liberty Funds Distributor, Inc., an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended March 31, 2004, the Distributor has retained net underwriting discounts of $5,997 on sales of the Fund's Class A shares and received CDSC fees of $11,861, $9,400 and $14 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10% annually of the average daily net assets attributable to Class A shares and 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance

March 31, 2004 (unaudited)                          Columbia Young Investor Fund
--------------------------------------------------------------------------------

credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended March 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $293,578,985 and $329,426,809, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended March 31, 2004, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, inter alia, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

March 31, 2004 (unaudited)                          Columbia Young Investor Fund
--------------------------------------------------------------------------------

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

For the six months ended March 31, 2004, Columbia has assumed $5,685 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 8. SUBSEQUENT EVENT

On April 1, 2004, FleetBoston, including the Fund's investment advisor and distributor, was acquired by BOA. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

NOTE 9. CAPITAL ACTIVITY

On July 25, 2003, there was a 2-for-1 split on Class Z shares. The accompanying prior period financial highlights for Class Z have been restated to reflect the 2-for-1 split.

Financial Highlights
--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund

Selected data for a share outstanding throughout each period is as follows:


                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDED      YEAR ENDED      PERIOD ENDED
                                                                    MARCH 31,        SEPTEMBER 30,    SEPTEMBER 30,
CLASS A SHARES                                                        2004               2003           2002 (A)
=========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.47           $ 8.52           $ 8.94
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                        0.01           (0.03)           (0.01)
Net realized and unrealized gain (loss) on investments                  1.34             1.98           (0.41)
                                                                    --------         --------         --------
Total from Investment Operations                                        1.35             1.95           (0.42)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 11.82          $ 10.47           $ 8.52
Total return (c)(d)                                                    12.89%(e)        22.89%          (4.70)%(e)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                            1.44%(g)         1.54%            1.67%(g)
Net investment income (loss) (f)                                        0.24%(g)       (0.35)%          (0.49)%(g)
Waiver/reimbursement                                                    1.06%(g)         0.56%            0.80%(g)
Portfolio turnover rate                                                   35%(e)          128%              32%
Net assets, end of period (000's)                                   $102,002         $ 94,617         $ 82,564
-------------------------------------------------------------------------------------------------------------------------



(a) Class A shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund

Selected data for a share outstanding throughout each period is as follows:



                                                                   (UNAUDITED)
                                                                SIX MONTHS ENDED      YEAR ENDED      PERIOD ENDED
                                                                    MARCH 31,        SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                                        2004               2003           2002 (A)
=========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.39            $ 8.51           $ 8.94
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                               (0.03)            (0.10)           (0.02)
Net realized and unrealized gain (loss) on investments                  1.32              1.98           (0.41)
                                                                    --------           --------        --------
Total from Investment Operations                                        1.29              1.88           (0.43)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 11.68           $ 10.39           $ 8.51
Total return (c)(d)                                                    12.42%(e)         22.09%          (4.81)%(e)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                            2.14%(g)          2.24%            2.37%(g)
Net investment loss (f)                                               (0.46)%(g)        (1.05)%          (1.19)%(g)
Waiver/reimbursement                                                    0.50%(g)          0.51%            0.75%(g)
Portfolio turnover rate                                                   35%(e)           128%              32%
Net assets, end of period (000's)                                    $ 7,080           $ 6,872          $ 6,505
-------------------------------------------------------------------------------------------------------------------------


(a) Class B shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund


Selected data for a share outstanding throughout each period is as follows:



                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDE      YEAR ENDED      PERIOD ENDED
                                                                    MARCH 31,       SEPTEMBER 30,    SEPTEMBER 30,
CLASS C SHARES                                                        2004              2003           2002 (A)
=========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.39           $ 8.51           $ 8.94
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                               (0.03)           (0.10)           (0.02)
Net realized and unrealized gain (loss) on investments                  1.33             1.98           (0.41)
                                                                    --------         --------         --------
Total from Investment Operations                                        1.30             1.88           (0.43)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 11.69          $ 10.39           $ 8.51
Total return (c)(d)                                                    12.51%(e)        22.09%          (4.81)%(e)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                            2.14%(g)         2.24%            2.37%(g)
Net investment loss (f)                                               (0.45)%(g)       (1.05)%          (1.19)%(g)
Waiver/reimbursement                                                    0.59%(g)         0.50%            0.75%(g)
Portfolio turnover rate                                                   35%(e)          128%              32%
Net assets, end of period (000's)                                      $ 768            $ 660            $ 488
-------------------------------------------------------------------------------------------------------------------------


(a) Class C shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund

Selected data for a share outstanding throughout each period is as follows:


                                               (UNAUDITED)
                                            SIX MONTHS ENDED
                                                MARCH 31,                        YEAR ENDED SEPTEMBER 30,
CLASS Z SHARES                                    2004        2003 (A)     2002 (A)(B)    2001 (A)      2000 (A)      1999 (A)
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.13        $ 7.42       $ 9.38        $ 17.97       $ 13.71      $ 11.34
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                        --(d)     (0.03)       (0.07)(e)      (0.06)(e)     (0.07)(e)    (0.05)(e)
Net realized and unrealized gain (loss)
on investments                                        1.16          1.74       (1.89)         (6.52)          4.49         2.72
                                              ------------  ------------  ------------  ------------  ------------ ------------
Total from Investment Operations                      1.16          1.71       (1.96)         (6.58)          4.42         2.67
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                 --            --            --        (1.56)        (0.16)       (0.30)
In excess of net realized gains                         --            --            --        (0.45)            --           --
                                              ------------  ------------  ------------  ------------  ------------ ------------
Total Distributions Declared to Shareholders            --            --            --        (2.01)        (0.16)       (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 10.29        $ 9.13        $ 7.42        $ 9.38       $ 17.97      $ 13.71
Total return (f)                                     12.71%(g)     23.05%      (20.90)%      (40.08)%        32.32%       23.89%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                          1.61%(i)      1.49%         1.58%(e)      1.26%(e)      1.08%(e)     1.18%(e)
Net investment income (loss) (h)                      0.06%(i)    (0.30)%       (0.71)%(e)    (0.41)%(e)    (0.45)%(e)   (0.37)%(e)
Portfolio turnover rate                                 35%(g)       128%           32%           23%(j)        72%(j)       45%(j)
Net assets, end of period (000's)                 $723,406      $674,590      $573,111      $746,698    $1,215,809     $880,574
-----------------------------------------------------------------------------------------------------------------------------------



(a) Per share data has been restated to reflect a 2-for-1 stock split effective July 25, 2003.
(b)  Class S shares were redesignated Class Z on July 29, 2002.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Per share data and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Investor Portfolio prior to the termination of the master feeder/fund structure on July 26, 2002.
(f)  Total return at net asset value assuming all distributions reinvested.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.
(j)  Portfolio turnover disclosed is for the SR&F Growth Investor Portfolio.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund

TRANSFER AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-345-6611 and (ii) on the Securities and Exchange Commissionwebsite at http://www.sec.gov.

COLUMBIA FUNDS
--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund


                             ---------------------------------------------------
           LARGE GROWTH      Columbia Common Stock
                             Columbia Growth
                             Columbia Growth Stock
                             Columbia Large Cap Growth
                             Columbia Tax-Managed Growth
                             Columbia Tax-Managed Growth II
                             Columbia Young Investor
                             ---------------------------------------------------
            LARGE VALUE      Columbia Disciplined Value
                             Columbia Growth & Income
                             Columbia Large Cap Core
                             Columbia Tax-Managed Value
                             ---------------------------------------------------
          MIDCAP GROWTH      Columbia Acorn Select
                             Columbia Mid Cap Growth
                             Columbia Tax-Managed Aggressive Growth
                             ---------------------------------------------------
           MIDCAP VALUE      Columbia Dividend Income
                             Columbia Mid Cap
                             Columbia Strategic Investor
                             ---------------------------------------------------
           SMALL GROWTH      Columbia Acorn
                             Columbia Acorn USA
                             Columbia Small Company Equity
                             ---------------------------------------------------
            SMALL VALUE      Columbia Small Cap
                             Columbia Small Cap Value
                             ---------------------------------------------------
               BALANCED      Columbia Asset Allocation
                             Columbia Balanced
                             Columbia Liberty Fund
                             ---------------------------------------------------
              SPECIALTY      Columbia Real Estate Equity
                             Columbia Technology
                             Columbia Utilities
                             ---------------------------------------------------
   TAXABLE FIXED-INCOME      Columbia Contrarian Income
                             Columbia Corporate Bond
                             Columbia Federal Securities
                             Columbia Fixed Income Securities
                             Columbia High Yield
                             Columbia High Yield Opportunities
                             Columbia Income
                             Columbia Intermediate Bond
                             Columbia Intermediate Government Income
                             Columbia Quality Plus Bond
                             Columbia Short Term Bond
                             Columbia Strategic Income
                             ---------------------------------------------------
          FLOATING RATE      Columbia Floating Rate
                             Columbia Floating Rate Advantage
                             ---------------------------------------------------
             TAX EXEMPT      Columbia High Yield Municipal
                             Columbia Intermediate Tax-Exempt Bond
                             Columbia Managed Municipals
                             Columbia National Municipal Bond
                             Columbia Tax-Exempt
                             Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                                                    Columbia Young Investor Fund


                             ---------------------------------------------------
SINGLE STATE TAX EXEMPT      Columbia California Tax-Exempt
                             Columbia Connecticut Intermediate
                             Municipal Bond Columbia Connecticut
                             Tax-Exempt Columbia Florida
                             Intermediate Municipal Bond Columbia
                             Massachusetts Intermediate Municipal
                             Bond Columbia Massachusetts
                             Tax-Exempt Columbia New Jersey
                             Intermediate Municipal Bond Columbia
                             New York Intermediate Municipal Bond
                             Columbia New York Tax-Exempt
                             Columbia Oregon Municipal Bond
                             Columbia Pennsylvania Intermediate
                             Municipal Bond Columbia Rhode Island
                             Intermediate Municipal Bond
                             ---------------------------------------------------
           MONEY MARKET      Columbia Money Market
                             Columbia Municipal Money Market
                             ---------------------------------------------------
   INTERNATIONAL/GLOBAL      Columbia Acorn International
                             Columbia Acorn International Select
                             Columbia Europe
                             Columbia Global Equity
                             Columbia International Stock
                             Columbia Newport Asia Pacific
                             Columbia Newport Greater China
                             Columbia Newport Tiger
                             ---------------------------------------------------
                  INDEX      Columbia Large Company Index
                             Columbia Small Company Index
                             Columbia U.S. Treasury Index


                    Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.


                    For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                    Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

artwork: hands on typewriter; text "eDelivery"

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


Columbia Young Investor Fund  Semiannual Report, March 31, 2004

artwork: Columbia Funds logo
COLUMBIA FUNDS
A Member of Columbia Management Group

(c) 2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                                                      PRSRT STD
                                                                    U.S. Postage
                                                                        PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20



                                                756-03/635R-0304 (05/04) 04/1103

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees/Directors who are recommend by shareholders. A Fund shareholder who wishes to nominate a candidate to the Board may send information regarding prospective candidates to the Fund's Governance Committee, care of the

Fund's Secretary. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is not an "interested person" under the 1940 Act and "independent" under NYSE Listing Standards in relation to the Fund, and such other information as may be helpful to the independent trustees/directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to an independent trustee/director for consideration.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Columbia Funds Trust XI
            ------------------------------------------------------------------


By (Signature and Title)  /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                             June 7, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                             June 7, 2004
    --------------------------------------------------------------------------